Financial risk management (Tables)	12 Months Ended
Jun. 30, 2021
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2021				2020
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	£’000	£’000	rate	€’000	£’000	£’000
Buy Euro	1.1573	(34,576)	(29,875)	(78)	1.1626	(46,976)	(40,405)	2,633

Schedule of exposure to material foreign currency risk

	2021		2020
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets — accrued revenue	4,477	2,499	2,945	2,277
Trade receivables	44,855	10,274	56,226	88,554
Cash and cash equivalents	57,004	17,290	24,219	2,642
Trade and other payables	(90,608)	(454)	(55,193)	(1,685)
Borrowings	—	(470,068)	—	(525,615)
Derivative financial liabilities	—	(5,121)	—	(9,136)
	15,728	(445,580)	28,197	(442,963)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2021	2020
	£’000	£’000
Neither past due nor impaired	58,579	154,946
Past due, not impaired	12,195	4,733
Not past due, impaired	549	2,559
Past due, impaired	4,422	10,591
Gross trade receivables	75,745	172,829

Schedule of movements on provision for impairment of trade receivables

	2021	2020
	£’000	£’000
Provision as of 1 July	13,150	12,954
Increase/(decrease) in provision recognized in profit or loss during the year	1,054	(1,185)
Unused amount reversed – cash received	(188)	(5,125)
Receivables written off during the year as uncollectible	(9,003)	(3,076)
Receivables offset against contract liabilities - deferred revenue	90	9,530
Foreign exchange gains on retranslation recognized in profit or loss during the year	(132)	52
Provision as of 30 June	4,971	13,150

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	160,375	41,794	27,908	—
Borrowings	77,203	16,646	45,142	489,983
Lease liabilities	1,488	493	487	3,642
	239,066	58,933	73,537	493,625
Non-trading derivative financial instruments(2):
Cash outflow	1,793	1,707	1,707	—
Cash inflow	(8)	—	—	—
At 30 June 2021	240,851	60,640	75,244	493,625
Trade and other payables excluding social security and other taxes(1)	184,116	27,738	25,805	—
Borrowings	18,640	18,640	53,341	563,757
Lease liabilities	1,164	436	804	3,701
	203,920	46,814	79,950	567,458
Non-trading derivative financial instruments(2):
Cash outflow	2,284	2,284	4,568	—
Cash inflow	(1,078)	(1,555)	—	—
At 30 June 2020	205,126	47,543	84,518	567,458

(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2021	2020
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(23,700)	(3,025)
Net USD debt	626,300	646,975
Hedged future USD revenues	(61,453)	(177,524)
Unhedged USD borrowings(1)	564,847	469,451
Closing exchange rate	1.3820	1.2374

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	2021	2020
Current hedged principal value of loan outstanding ($‘000)	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future
	US dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2018	(26,991)	4,490	(212)	(22,713)	(4,845)	(27,558)
Exchange differences on hedged foreign exchange risks	(6,350)	—	168	(6,182)	—	(6,182)
Reclassified to profit or loss	6,004	—	246	6,250	—	6,250
Change in fair value	—	(6,788)	—	(6,788)	—	(6,788)
Tax relating to above	—	—	—	—	(1,266)	(1,266)
Movement recognized in other comprehensive income	(346)	(6,788)	414	(6,720)	(1,266)	(7,986)
Balance at 30 June 2019	(27,337)	(2,298)	202	(29,433)	(6,111)	(35,544)
Exchange differences on hedged foreign exchange risks	(2,818)	—	353	(2,465)	—	(2,465)
Reclassified to profit or loss	12,214	—	(34)	12,180	—	12,180
Change in fair value	—	(6,838)	—	(6,838)	—	(6,838)
Tax relating to above	—	—	—	—	102	102
Movement recognized in other comprehensive income	9,396	(6,838)	319	2,877	102	2,979
Balance at 30 June 2020	(17,941)	(9,136)	521	(26,556)	(6,009)	(32,565)
Exchange differences on hedged foreign exchange risks	4,325	—	(2,490)	1,835	—	1,835
Reclassified to profit or loss	14,956	—	1,892	16,848	—	16,848
Change in fair value	—	4,015	—	4,015	—	4,015
Tax relating to above	—	—	—	—	(569)	(569)
Movement recognized in other comprehensive income	19,281	4,015	(598)	22,698	(569)	22,129
Balance at 30 June 2021	1,340	(5,121)	(77)	(3,858)	(6,578)	(10,436)